UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     July 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $55,013 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      315    53000 SH       SOLE                        0        0    53000
BRISTOL MYERS SQUIBB CO        COM              110122108     3009   103904 SH       SOLE                        0        0   103904
BUNGE LIMITED                  COM              G16962105     1675    24300 SH       SOLE                        0        0    24300
CALPINE CORP                   COM NEW          131347304     2465   152800 SH       SOLE                        0        0   152800
CROSS TIMBERS RTY TR           TR UNIT          22757R109      830    18565 SH       SOLE                        0        0    18565
DELL INC                       COM              24702R101      532    31900 SH       SOLE                        0        0    31900
EXXON MOBIL CORP               COM              30231G102      442     5433 SH       SOLE                        0        0     5433
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2447   155437 SH       SOLE                     8500        0   146937
GENERAL DYNAMICS CORP          COM              369550108     1475    19787 SH       SOLE                        0        0    19787
GENERAL ELECTRIC CO            COM              369604103     1647    87315 SH       SOLE                        0        0    87315
GERON CORP                     COM              374163103     1628   405917 SH       SOLE                    20000        0   385917
GOLDEN STAR RES LTD CDA        COM              38119T104      570   259000 SH       SOLE                        0        0   259000
HEALTHCARE RLTY TR             COM              421946104      907    43966 SH       SOLE                        0        0    43966
HEWLETT PACKARD CO             COM              428236103     1488    40889 SH       SOLE                        0        0    40889
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      365    16070 SH       SOLE                        0        0    16070
INTEL CORP                     COM              458140100     2784   125627 SH       SOLE                        0        0   125627
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       86    10500 SH       SOLE                        0        0    10500
JEFFERIES GROUP INC NEW        COM              472319102     2075   101700 SH       SOLE                        0        0   101700
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       37    15000 SH       SOLE                        0        0    15000
M D C HLDGS INC                COM              552676108      495    20100 SH       SOLE                        0        0    20100
MICROSOFT CORP                 COM              594918104     2037    78335 SH       SOLE                        0        0    78335
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     2025   419260 SH       SOLE                    20000        0   399260
NETFLIX INC                    COM              64110L106      263     1000 SH       SOLE                        0        0     1000
NEWMONT MINING CORP            COM              651639106     1911    35400 SH       SOLE                        0        0    35400
NVIDIA CORP                    COM              67066G104     2194   137700 SH       SOLE                        0        0   137700
PFIZER INC                     COM              717081103      330    16000 SH       SOLE                        0        0    16000
PICO HLDGS INC                 COM NEW          693366205     2753    94933 SH       SOLE                     2000        0    92933
PLUM CREEK TIMBER CO INC       COM              729251108      409    10100 SH       SOLE                        0        0    10100
PULTE GROUP INC                COM              745867101     2496   325799 SH       SOLE                    10000        0   315799
QUALCOMM INC                   COM              747525103     2049    36075 SH       SOLE                        0        0    36075
REDWOOD TR INC                 COM              758075402     2189   144746 SH       SOLE                     8500        0   136246
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      461    19136 SH       SOLE                        0        0    19136
SATCON TECHNOLOGY CORP         COM              803893106      208    87100 SH       SOLE                    40000        0    47100
SENECA FOODS CORP NEW          CL B             817070105     1957    78389 SH       SOLE                     4149        0    74240
SENECA FOODS CORP NEW          CL A             817070501     2949   115286 SH       SOLE                    26700        0    88586
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      204     3900 SH       SOLE                        0        0     3900
TESSERA TECHNOLOGIES INC       COM              88164L100      922    53800 SH       SOLE                        0        0    53800
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      870    18035 SH       SOLE                        0        0    18035
VISTA GOLD CORP                COM NEW          927926303      469   165663 SH       SOLE                     9997        0   155666
WAL MART STORES INC            COM              931142103     2918    54912 SH       SOLE                        0        0    54912
WINN DIXIE STORES INC          COM NEW          974280307      127    15000 SH       SOLE                        0        0    15000